Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2025 and 2026 are as follows:
March 31, 2025

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥181,835	0.7%
Short-term debt outside Japan, mainly from banks	279,631	5.5
Commercial paper outside Japan	7,588	2.9
Secured borrowings on securities lending transactions	80,626	2.3

	¥549,680	3.4

March 31, 2026

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥131,655	1.3%
Short-term debt outside Japan, mainly from banks	329,499	3.9
Commercial paper outside Japan	3,986	2.0
Secured borrowings on securities lending transactions	107,095	2.6

	¥572,235	3.1

Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates
The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2025 and 2026 are as follows:
March 31, 2025

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2026~2083	¥799,933	1.7%
Floating rate	2026~2077	2,614,936	3.3
Insurance companies and others:
Fixed rate	2026~2083	353,890	0.9
Floating rate	2026~2077	262,346	2.2
Unsecured bonds	2026~2081	1,251,120	2.1
Unsecured notes under medium-term note program	2026~2032	387,316	3.8
Payables under securitized lease receivables	2026~2026	13,565	0.1
Payables under securitized loan receivables and investment in securities	2026~2044	50,012	5.0

		¥5,733,118	2.7

March 31, 2026

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2027~2083	¥878,490	1.9%
Floating rate	2027~2050	2,627,671	3.3
Insurance companies and others:
Fixed rate	2027~2083	346,407	1.1
Floating rate	2027~2038	265,825	2.4
Unsecured bonds	2027~2081	1,358,146	2.8
Unsecured notes under medium-term note program	2027~2032	458,255	3.9
Payables under securitized lease receivables	2027~2028	12,291	0.1
Payables under securitized loan receivables and investment in securities	2027~2044	18,674	2.4

		¥5,965,759	2.8

Schedule of Long Term Debt Repayment
The repayment schedule for the next five years and thereafter for long-term debt at March 31,
2026
is as follows:

Years ending March 31,	Millions of yen
2027	¥1,032,088
2028	967,289
2029	999,338
2030	808,330
2031	702,692
Thereafter	1,456,022

Total	¥5,965,759

Secured Assets for Short Term and Long Term Debt Payables to Financial Institutions
Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2026:

Millions of yen
Lease payments, loans and investment in operating leases	¥201,058
Investment in securities	228,300
Property under facility operations	313,841
Other assets and other	145,612

¥888,811